Document And Entity Information	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Antares Private Credit Fund
Entity Central Index Key	0001976336
Entity Emerging Growth Company	true
Entity File Number	814-01793
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-2791194
Entity Address, Address Line One	320 South Canal Street
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	638-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE